Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue From Contract With Customers [Line Items]
Other revenues	[1]	¥ 3,247	¥ 8,210	¥ 19,383
Total sales of goods and real estate and services income		2,292,708	2,280,329	2,434,864
Sales of Goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		321,883	287,558	462,029
Real Estate Sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		89,070	118,953	134,136
Asset Management and Servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		173,191	181,851	191,820
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		72,000	77,987	78,723
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		23,811	69,297	104,005
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		137,011	141,532	132,243
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		101,942	104,110	103,062
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		80,179	88,966	82,217
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		88,468	104,059	107,341
Sales of Goods and Real Estate and Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		1,087,555	1,174,313	1,395,576
Total sales of goods and real estate and services income		¥ 1,090,802	¥ 1,182,523	¥ 1,414,959

[1]	Other revenues are not in the scope of revenue from contracts with customers.